Note 9 - Employee Benefits - Restricted Stock Activity (Details) - Restricted Stock [Member] - The 2017 Stock Incentive Plan [Member]	12 Months Ended
Oct. 31, 2022 $ / shares shares
Balance (in shares) | shares	483,484
Balance, weighted-average grant date fair value (in dollars per share) | $ / shares	$ 3.25
Granted (in shares) | shares	44,864
Granted, weighted-average grant date fair value (in dollars per share) | $ / shares	$ 4.37
Vested (in shares) | shares	(125,565)
Vested, weighted-average grant date fair value (in dollars per share) | $ / shares	$ 2.83
Forfeited (in shares) | shares	(25,313)
Forfeited, weighted-average grant date fair value (in dollars per share) | $ / shares	$ 3.22
Balance (in shares) | shares	377,470
Balance, weighted-average grant date fair value (in dollars per share) | $ / shares	$ 3.53